Consolidated Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Quarterly Financial Information (Unaudited) [Abstract]
Total interest income	$ 11,415	$ 11,574	$ 11,399	$ 11,785	$ 12,255	$ 12,521	$ 12,483	$ 13,058	$ 46,173	$ 50,317	$ 49,197
Total interest expense	1,314	1,492	1,604	1,781	1,869	1,895	1,830	1,671	6,191	7,265	5,471
Net interest income	10,101	10,082	9,795	10,004	10,386	10,626	10,653	11,387	39,982	43,052	43,726
Provision for loan losses	(471)	(2)	(393)	3,846	(1,015)	444	(806)	2,377	2,980	1,000	1,039
Noninterest income	2,313	2,434	2,249	4,442	3,210	2,107	2,003	1,846	11,438	9,166	8,938
Noninterest expense	7,121	9,891	9,602	9,519	10,401	9,738	9,791	9,568	36,133	39,498	37,426
Net income	$ 4,700	$ 2,294	$ 2,263	$ 1,002	$ 3,498	$ 2,137	$ 3,079	$ 1,193	$ 10,259	$ 9,907	$ 11,944
Earnings per share (in dollars per share)	$ 0.98	$ 0.48	$ 0.47	$ 0.21	$ 0.73	$ 0.45	$ 0.65	$ 0.25	$ 2.14	$ 2.08	$ 2.53